Annual Total Returns - Transamerica Small Cap Value (Retail Class) [BarChart] - Retail Class - Transamerica Small Cap Value - A	Mar. 01, 2021
Bar Chart Table:
2018	(18.95%)
2019	20.74%
2020	5.58%